Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 26, 2017
Registrant Name	dei_EntityRegistrantName	Natixis ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001526787
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2017
Prospectus Date	rr_ProspectusDate	Dec. 26, 2017